                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC]

[GRAPHIC]

EATON VANCE
INSTITUTIONAL
SHORT TERM
TREASURY
FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
        1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2003

INVESTMENT UPDATE

[PHOTO OF DUKE E. LAFLAMME]

DUKE E. LAFLAMME, CFA
PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT

- 2003 was a year of signficant transition in the capital markets. After three difficult years of negative returns, the equity markets staged an impressive recovery, with the S&P 500 Index posting a return of 28.67%.(1) Bond market returns, while considerably more modest, were still in positive territory. The broad-based Lehman Aggregate Bond Index returned 4.10% for the year.(1) Short-term rates remained near historical all-time lows.

- The change in investor sentiment was driven in large part by a recovery in the U.S. economy. Although the year began amid a great deal of uncertainty surrounding the war with Iraq, the second quarter brought reports of a strong housing market resulting from high mortgage refinancings, improved consumer confidence, and a jump in the Index of Leading Economic Indicators.

- Hopes for increased economic strength were confirmed in the third quarter, when stronger corporate profits and a rebound in the manufacturing sector spurred an annualized growth rate of 8.2%, the fastest growth seen since 1997.

- Highly stimulative monetary and fiscal policies -- including low interest rates and significant tax cuts -- appear to have succeeded in bolstering the economy. An accommodative monetary policy has kept the Federal Funds rate, a key short-term interest-rate benchmark, at a 45-year low of 1.00%. The Fed has generally indicated that it will keep rates low, although many analysts believe continued strong growth could lead to a rate hike sometime in 2004.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE FUND

   The Past Year

- For the year ended December 31, 2003, Eaton Vance Institutional Short Term Treasury Fund had a total return of 0.31%.2

   About the Fund

- To pursue its objective of seeking current income and liquidity, the Fund invests exclusively in U.S. Treasury obligations (such as bills, notes, and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The Fund will maintain a dollar weighted average portfolio maturity of not more than one year.

[CHART]

                      6-Month Treasury Bill Rates in 2003*

[GRAPHIC IMAGE OF 6-MONTH TREASURY BILL RATES IN 2003*]

                            *Source: Bloomberg L.P.

FUND INFORMATION
AS OF DECEMBER 31, 2003

PERFORMANCE(2)

SEC Average Annual Total Returns

One Year                           0.31%
Life of Fund+                      3.03%

+ Inception Date - 1/4/99

(1) It is not possible to invest directly in an Index.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND VS. THE MERRILL LYNCH 0-1 YEAR TREASURY NOTES AND BONDS INDEX*

January 31, 1999 - December 31, 2003

               EATON VANCE
              INSTITUTIONAL      MERRILL LYNCH
               SHORT TERM      0-1 YEAR TREASURY
                TREASURY        NOTES AND BONDS
    DATE         FUND                 INDEX
------------------------------------------------
 1/31/1999      10,000                  10,000
 2/28/1999      10,027                  10,025
 3/31/1999      10,067                  10,073
 4/30/1999      10,100                  10,111
 5/31/1999      10,130                  10,148
 6/30/1999      10,168                  10,184
 7/31/1999      10,208                  10,226
 8/31/1999      10,245                  10,264
 9/30/1999      10,286                  10,313
10/31/1999      10,319                  10,355
11/30/1999      10,359                  10,390
12/31/1999      10,403                  10,431
 1/31/2000      10,443                  10,476
 2/29/2000      10,486                  10,523
 3/31/2000      10,531                  10,574
 4/30/2000      10,574                  10,625
 5/31/2000      10,630                  10,676
 6/30/2000      10,677                  10,741
 7/31/2000      10,726                  10,796
 8/31/2000      10,778                  10,854
 9/30/2000      10,828                  10,913
10/31/2000      10,882                  10,968
11/30/2000      10,935                  11,032
12/31/2000      10,975                  11,112
 1/31/2001      11,036                  11,203
 2/28/2001      11,074                  11,251
 3/31/2001      11,118                  11,315
 4/30/2001      11,156                  11,364
 5/31/2001      11,197                  11,418
 6/30/2001      11,223                  11,450
 7/31/2001      11,276                  11,500
 8/31/2001      11,312                  11,537
 9/30/2001      11,352                  11,613
10/31/2001      11,377                  11,658
11/30/2001      11,389                  11,680
12/31/2001      11,402                  11,702
 1/31/2002      11,424                  11,719
 2/28/2002      11,435                  11,740
 3/31/2002      11,438                  11,744
 4/30/2002      11,453                  11,784
 5/31/2002      11,466                  11,806
 6/30/2002      11,475                  11,837
 7/31/2002      11,488                  11,860
 8/31/2002      11,500                  11,876
 9/30/2002      11,513                  11,907
10/31/2002      11,524                  11,925
11/30/2002      11,533                  11,940
12/31/2002      11,541                  11,962
 1/31/2003      11,551                  11,973
 2/28/2003      11,559                  11,986
 3/31/2003      11,565                  12,003
 4/30/2003      11,571                  12,015
 5/31/2003      11,573                  12,027
 6/30/2003      11,574                  12,046
 7/31/2003      11,573                  12,050
 8/31/2003      11,573                  12,061
 9/30/2003      11,574                  12,080
10/31/2003      11,573                  12,084
11/30/2003      11,574                  12,095
12/31/2003      11,576                  12,115

PERFORMANCE

SEC Average Annual Total Return

One Year                         0.31%
Life of Fund+                    3.03%

+ Inception Date - 1/4/99

* Sources: Thomson Financial; Lipper Inc. Investment operations commenced 1/4/99. The chart uses closest month-end after inception.

   The chart compares the Fund's total return with that of the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index, a representative, unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS

U.S. TREASURY OBLIGATIONS -- 99.9%

                                        PRINCIPAL
                                        AMOUNT
SECURITY                                (000'S OMITTED)       VALUE
--------------------------------------------------------------------------
US Treasury Bill, 0.00%, 3/25/04           $   10,000         $  9,979,800
--------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $9,979,583)                              $  9,979,800
--------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $9,979,583)                               $  9,979,800
--------------------------------------------------------------------------

OTHER ASSETS -- 0.1%                                          $      8,107
--------------------------------------------------------------------------

NET ASSETS -- 100.0%                                          $  9,987,907

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
---------------------------------------------------------------------------------
Investments, at value (identified cost,         $     9,979,583)  $     9,979,800
Cash                                                                        8,086
Interest receivable                                                            21
---------------------------------------------------------------------------------
NET ASSETS                                                        $     9,987,907
---------------------------------------------------------------------------------

SOURCES OF NET ASSETS
---------------------------------------------------------------------------------
Paid-in capital                                                   $    10,364,817
Accumulated net realized loss (computed on
  the basis of identified cost)                                          (377,127)
Net unrealized appreciation (computed on the
  basis of identified cost)                                                   217
---------------------------------------------------------------------------------
TOTAL                                                             $     9,987,907
---------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
---------------------------------------------------------------------------------
($9,987,907 DIVIDED BY 138,330 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                                $         72.20
---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                          $       149,422
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           $       149,422
---------------------------------------------------------------------------------

EXPENSES
---------------------------------------------------------------------------------
Management fee                                                    $        43,654
Service fees                                                               30,625
---------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $        74,279
---------------------------------------------------------------------------------
Deduct --
   Reduction of management fee                                    $        28,686
   Reduction of service fee                                                14,748
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                          $        43,434
---------------------------------------------------------------------------------

NET EXPENSES                                                      $        30,845
---------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             $       118,577
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
   basis)                                                         $         2,097
---------------------------------------------------------------------------------
NET REALIZED GAIN                                                 $         2,097
---------------------------------------------------------------------------------
Change in unrealized appreciation --
   (depreciation) Investments (identified
   cost basis)                                                    $           161
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                                  $           161
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                  $         2,258
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $       120,835
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                           YEAR ENDED          YEAR ENDED
IN NET ASSETS                                 DECEMBER 31, 2003   DECEMBER 31, 2002
-----------------------------------------------------------------------------------
From operations --
   Net investment income                        $       118,577    $      6,217,006
   Net realized gain (loss)                               2,097            (377,904)
   Net change in unrealized
      appreciation (depreciation)                           161              (1,455)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       120,835    $      5,837,647
-----------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                   $      (118,964)   $        (10,349)
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             $      (118,964)   $        (10,349)
-----------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares                 $    85,000,000    $  2,005,950,000
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                                 --              10,349
   Cost of shares redeemed                          (76,016,186)     (2,012,134,618)
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                      $     8,983,814    $     (6,174,269)
-----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $     8,985,685    $       (346,971)
-----------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------
At beginning of year                            $     1,002,222    $      1,349,193
-----------------------------------------------------------------------------------
AT END OF YEAR                                  $     9,987,907    $      1,002,222
-----------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
-----------------------------------------------------------------------------------
AT END OF YEAR                                  $            --    $        374,684
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                             2003(1)          2002(1)        2001(1)        2000(2)      1999(1)(3)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year       $   72.840       $   72.710     $   70.760     $   70.600     $   70.000
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                      $    0.696       $    0.944     $    2.195     $    3.860     $    3.015
Net realized and unrealized gain (loss)        (0.476)(4)       (0.054)         0.555          0.020          0.005
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $    0.220       $    0.890     $    2.750     $    3.880     $    3.020
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
From net investment income                 $   (0.860)      $   (0.760)    $   (0.800)    $   (3.720)    $   (2.420)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $   (0.860)      $   (0.760)    $   (0.800)    $   (3.720)    $   (2.420)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR             $   72.200       $   72.840     $   72.710     $   70.760     $   70.600
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                  0.31%            1.22%          3.89%          5.50%          4.32%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)    $    9,988       $    1,002     $    1,349     $    1,000     $    1,002
Ratios (As a percentage of average daily
  net assets):
   Net expenses                                  0.25%            0.52%          0.60%          0.60%          0.60%(6)
   Net investment income                         0.96%            1.29%          3.02%          5.60%          4.23%(6)
Portfolio Turnover                                  8%              14%            13%            11%            11%

+ The operating expenses of the Fund may reflect a reduction of the management fee and the service fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily
   net assets):
   Expenses                                      0.60%            0.60%
   Net investment income                         0.61%            1.21%
Net investment income per share            $     0.442      $    0.885

(1) Net investment income per share was computed using average shares outstanding.
(2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
(3) For the period from the start of business, January 4, 1999, to December 31, 1999.
(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(6) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $377,127, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010.

   D DISTRIBUTIONS TO SHAREHOLDERS -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. During the year ended December 31, 2003, equalization accounting for tax purposes was not utilized.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   On September 4, 2003, the Trustees of the Fund approved a consent distribution to shareholders. The distribution was deemed to have been made on December 31, 2002 to the extent of undistributed taxable income as of that date which amounted to $374,684. With a consent dividend, the recipient consents to recognizing the amount of the consent dividend as taxable income; however, the consent dividend is not paid to the recipient in cash, but is deemed paid and reinvested in the Fund as additional paid in capital.

   E REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

   F OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             YEAR ENDED DECEMBER 31,
                                                            -------------------------
                                                               2003           2002
   ----------------------------------------------------------------------------------
   Sales                                                     1,166,546     27,472,765
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                         --            142
   Redemptions                                              (1,041,976)   (27,477,703)
   ----------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                     124,570         (4,796)
   ----------------------------------------------------------------------------------

   At December 31, 2003, Eaton Vance Management owned 100% of the outstanding shares of the Fund.

3  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales (including maturities) of U.S. Government Securities aggregated $50,854,161 and $41,953,552, respectively, for the year ended December 31, 2003.

4  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the year ended December 31, 2003, the management fee was equivalent to 0.35% of the Fund's average net assets and amounted to $43,654. To enhance the net investment income of the Fund, EVM made a reduction of its management fee in the amount of $28,686. Certain officers and Trustees of the Fund are officers of EVM.

5  SERVICE PLAN

   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the year ended December 31, 2003, the Fund paid or accrued service fees payable to EVD in the amount of $30,625 and EVD in turn paid $5,745 to investment dealers. To enhance the net investment income of the Fund, EVD made a reduction of its service fee in the amount of $14,748.

6  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $ 9,979,583
   ---------------------------------------------------
   Gross unrealized appreciation           $       217
   Gross unrealized depreciation                    --
   ---------------------------------------------------
   NET UNREALIZED APPRECIATION             $       217
   ---------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT
TRUST AND SHAREHOLDERS OF EATON VANCE
INSTITUTIONAL SHORT TERM TREASURY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Institutional Short Term Treasury Fund (the "Fund") (a series of Eaton Vance Special Investment Trust) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from the start of business, January 4, 1999, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Institutional Short Term Treasury Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 19, 2004

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                             TERM OF                                NUMBER OF PORTFOLIOS
                             POSITION(S)   OFFICE AND                                 IN FUND COMPLEX
   NAME AND                   WITH THE      LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN BY
 DATE OF BIRTH                  TRUST        SERVICE     DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz          Trustee      Since 1998   Chairman, President and            193             Director of National
11/28/59                                                 Chief Executive Officer                             Financial Partners
                                                         of National Financial
                                                         Partners (financial
                                                         services company) (since
                                                         April 1999). President
                                                         and Chief Operating
                                                         Officer of John A. Levin
                                                         & Co. (registered
                                                         investment adviser) (July
                                                         1997 to April 1999) and a
                                                         Director of Baker,
                                                         Fentress & Company, which
                                                         owns John A. Levin & Co.
                                                         (July 1997 to April
                                                         1999). Ms. Bibliowicz is
                                                         an interested person
                                                         because of her
                                                         affiliation with a
                                                         brokerage firm.

James B. Hawkes                Trustee      Since 1989   Chairman, President and            195               Director of EVC
11/9/41                                                  Chief Executive Officer
                                                         of BMR, EVC, EVM and EV;
                                                         Director of EV; Vice
                                                         President and Director of
                                                         EVD. Trustee and/or
                                                         officer of 195 registered
                                                         investment companies in
                                                         the Eaton Vance Fund
                                                         Complex. Mr. Hawkes is an
                                                         interested person because
                                                         of his positions with
                                                         BMR, EVM, EVC and EV,
                                                         which are affiliates of
                                                         the Fund.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III           Trustee      Since 1989   Jacob H. Schiff Professor          195           Director of Tiffany & Co.
2/23/35                                                  of Investment Banking                           (specialty retailer) and
                                                         Emeritus, Harvard                                     Telect, Inc.
                                                         University Graduate                             (telecommunication services
                                                         School of Business                                      company)
                                                         Administration.

William H. Park                Trustee      Since 2003   President and Chief                192                     None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman             Trustee      Since 2003   Professor of Law,                  192                     None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner, Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

                                             TERM OF                                NUMBER OF PORTFOLIOS
                             POSITION(S)   OFFICE AND                                 IN FUND COMPLEX
   NAME AND                   WITH THE      LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN BY
 DATE OF BIRTH                  TRUST        SERVICE     DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer               Trustee      Since 1989   President, Chief                   195                     None
9/21/35                                                  Executive Officer and a
                                                         Director of Asset
                                                         Management Finance Corp.
                                                         (a specialty finance
                                                         company serving the
                                                         investment management
                                                         industry) (since October
                                                         2003). President, Unicorn
                                                         Corporation (an
                                                         investment and financial
                                                         advisory services
                                                         company) (since September
                                                         2000). Formerly,
                                                         Chairman, Hellman, Jordan
                                                         Management Co., Inc. (an
                                                         investment management
                                                         company) (2000-2003).
                                                         Formerly, Advisory
                                                         Director of Berkshire
                                                         Capital Corporation
                                                         (investment banking firm)
                                                         (2002-2003). Formerly,
                                                         Chairman of the Board,
                                                         United Asset Management
                                                         Corporation (a holding
                                                         company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds
                                                         (mutual funds)
                                                         (1980-2000).

Lynn A. Stout                  Trustee      Since 1998   Professor of Law,                  195                     None
9/14/57                                                  University of California
                                                         at Los Angeles School of
                                                         Law (since July 2001).
                                                         Formerly, Professor of
                                                         law, Georgetown
                                                         University Law Center

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                             TERM OF
                            POSITION(S)    OFFICE AND
   NAME AND                  WITH THE       LENGTH OF            PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                 TRUST         SERVICE             DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------

Thomas E. Faust Jr.         President       Since 2002   Executive Vice President of EVM, BMR, EVC and
5/31/58                                                  EV; Chief Investment Officer of EVM and BMR and
                                                         Director of EVC. Chief Executive Officer of
                                                         Belair Capital Fund LLC, Belcrest Capital Fund
                                                         LLC, Belmar Capital Fund LLC, Belport Capital
                                                         Fund LLC and Belrose Capital Fund LLC (private
                                                         investment companies sponsored by EVM). Officer
                                                         of 54 registered investment companies managed by
                                                         EVM or BMR.

Duke E. Laflamme         Vice President     Since 2001   Vice President of EVM and BMR. Officer of 11
7/8/69                                                   registered investment companies managed by EVM
                                                         or BMR.

Thomas H. Luster         Vice President     Since 2002   Vice President of EVM and BMR. Officer of 15
4/8/62                                                   registered investment companies managed by EVM
                                                         or BMR.

Alan R. Dynner              Secretary       Since 1997   Vice President, Secretary and Chief Legal
10/10/40                                                 Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                         195 registered investment companies managed by
                                                         EVM or BMR.

James L. O'Connor           Treasurer       Since 1989   Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                   116 registered investment companies managed by
                                                         EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                     MANAGER
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


               EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

163-2/04                                                                 I-TYSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                          2003                           2002
-----------------------------------------------------------------------------------------
Audit Fees                                      $ 16,871                       $ 11,113

Audit-Related Fees(1)                           $      0                       $      0

Tax Fees(2)                                     $  5,400                       $  5,300

All Other Fees(3)                               $      0                       $      0
                                                -----------------------------------------

Total **                                        $ 22,271                       $ 16,413
                                                =========================================

** Total fees have been paid by Eaton Vance Management (Eaton Vance). Eaton
   Vance has agreed to pay all ordinary operating expenses of the Fund (excluding service fees) from its management fees.

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $5,300 and $ 5,400, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 336,546 and $ 458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND)


By:   /S/ Thomas E. Faust Jr.
      --------------------------
      Thomas E. Faust Jr.
      President


Date: February 19, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      -------------------------
      James L. O'Connor
      Treasurer


Date: February 19, 2004
      -----------------


By:   /S/ Thomas E. Faust Jr.
      -------------------------
      Thomas E. Faust Jr.
      President


Date: February 19, 2004
      -----------------